Government Bonds, And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 35,875,353	$ 64,132,418
Government Bonds Collected	(10,765,584)	(10,732,626)
Accrued interests	1,094,599	2,736,903
Interests received from bonds	(1,152,297)	(2,764,716)
Amortized cost	25,998	(79,616)
Reversal of impairment of bonds	288	947
Balance at the end of the period	$ 25,078,357	$ 53,293,310